Measurement of financial assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Financial instruments
Schedule of financial assets and liabilities by IFRS 9 category

Financial instruments	Classification under IFRS 9
Financial assets
Loans	Amortised cost (31 Dec 2024: $153 million; 31 Dec 2023: $148 million)
Mandatorily at FVTPL (31 Dec 2024: $364 million; 31 Dec 2023: $430 million)
Equity securities and portfolio holdings in collective investment schemes	Mandatorily at FVTPL
Debt securities	Mandatorily at FVTPL
Derivative assets	Mandatorily at FVTPL
Accrued investment income	Amortised cost
Deposits	Amortised cost
Cash and cash equivalents	Amortised cost
Other debtors	Amortised cost
Financial liabilities
Investment contract liabilities without DPF	Mandatorily at FVTPL
Derivative liabilities	Mandatorily at FVTPL
Core structural borrowings of shareholder-financed businesses	Amortised cost
Operational borrowings	Amortised cost
Obligations under funding, securities lending and sale and repurchase agreements	Amortised cost
Net asset value attributable to unit holders of consolidated investment funds note	Designated at FVTPL
Other liabilities	Amortised cost

Schedule of contractual maturities of financial liabilities, excluding derivative liabilities, on an undiscounted cash flow basis

	31 Dec 2024 $m
		Contractual maturity profile for financial liabilities
	Total									Total
	carrying	1 year				10-15	15-20	Over	No stated	undiscounted
	value	or less	1-2 years	2-5 years	5-10 years	years	years	20 years	maturity	cash flows
Investment contracts without DPF note	748	186	9	69	114	19	7	4	360	768
Core structural borrowings of shareholder-financed businesses	3,925	125	125	678	3,111	–	–	–	750	4,789
Lease liabilities under IFRS 16	257	84	71	111	18	–	–	–	–	284
Other operational borrowings	540	540	–	–	–	–	–	–	–	540
Obligations under funding, securities lending and sale and repurchase agreements	272	272	–	–	–	–	–	–	–	272
Accruals, deferred income and other liabilities	2,848	2,641	–	–	–	–	–	–	265	2,906
Net asset value attributable to unit holders of consolidated investment funds	2,679	2,679	–	–	–	–	–	–	–	2,679
Total non-derivative financial liabilities	11,269	6,527	205	858	3,243	19	7	4	1,375	12,238

	31 Dec 2023 $m
		Contractual maturity profile for financial liabilities
	Total									Total
	carrying	1 year				10-15	15-20	Over	No stated	undiscounted
	value	or less	1-2 years	2-5 years	5-10 years	years	years	20 years	maturity	cash flows
Investment contracts without DPF note	769	155	169	68	149	24	9	5	273	852
Core structural borrowings of shareholder-financed businesses	3,933	126	126	379	3,555	–	–	–	750	4,936
Lease liabilities under IFRS 16	234	76	62	86	25	2	–	–	–	251
Other operational borrowings	707	707	–	–	–	–	–	–	–	707
Obligations under funding, securities lending and sale and repurchase agreements	716	716	–	–	–	–	–	–	–	716
Accruals, deferred income and other liabilities	4,035	3,845	–	–	–	–	–	–	190	4,035
Net asset value attributable to unit holders of consolidated investment funds	2,711	2,711	–	–	–	–	–	–	–	2,711
Total non-derivative financial liabilities	13,105	8,336	357	533	3,729	26	9	5	1,213	14,208

Schedule of maturity profile of net derivative positions

	Carrying value of net derivatives $m
			Net
	Derivative	Derivative	derivative
	assets	liabilities	position
31 Dec 2024	395	(1,617)	(1,222)
31 Dec 2023	1,855	(238)	1,617

Schedule of gross and net information about financial instruments subject to master netting arrangements

	31 Dec 2024 $m
		Related amounts not offset
	Gross amount	in the balance sheet
	included in the				Net amount
	balance	Financial	Cash	Securities	included in the
	sheet	instruments	collateral	collateral	balance sheet
	note (i)	note (ii)		note (iii)	note (iv)
Derivative assets	376	(106)	(267)	–	3
Reverse repurchase agreements	2,868	–	–	(2,868)	–
Total financial assets	3,244	(106)	(267)	(2,868)	3
Derivative liabilities	(1,597)	106	512	927	(52)
Securities lending and repurchase agreements	(272)	–	43	228	(1)
Total financial liabilities	(1,869)	106	555	1,155	(53)

	31 Dec 2023 $m
		Related amounts not offset
	Gross amount	in the balance sheet
	included in the				Net amount
	balance	Financial	Cash	Securities	included in the
	sheet	instruments	collateral	collateral	balance sheet
	note (i)	note (ii)		note (iii)	note (iv)
Derivative assets	1,820	(138)	(1,529)	(11)	142
Reverse repurchase agreements	3,616	(12)	–	(3,604)	–
Total financial assets	5,436	(150)	(1,529)	(3,615)	142
Derivative liabilities	(225)	138	57	–	(30)
Securities lending and repurchase agreements	(713)	–	(18)	730	(1)
Total financial liabilities	(938)	138	39	730	(31)

Notes

(i)	The Group has not offset any of the amounts included in the balance sheet.
(ii)	Represents the amount that could be offset under master netting or similar arrangements where the Group does not satisfy the full criteria to offset in the balance sheet.
(iii)	Excludes initial margin amounts for exchange-traded derivatives.
(iv)

In the tables above, the amounts of assets or liabilities included in the balance sheet would be offset first by financial instruments that have the right of offset under master netting or similar arrangements with any remaining amount reduced by the amount of cash and securities collateral. The actual amount of collateral may be greater than amounts presented in the tables.

At fair value
Financial instruments
Schedule of fair value of assets and liabilities

	31 Dec 2024 $m
	Level 1	Level 2	Level 3
	Quoted prices	Valuation based	Valuation based
	(unadjusted)	on significant	on significant
	in active	observable	unobservable
	markets	market inputs	market inputs	Total
			note (iii)
Loans	–	364	–	364
Equity securities and holdings in collective investment schemes	72,574	5,311	3,117	81,002
Debt securities note (i)	56,147	17,620	37	73,804
Derivative assets	17	378	–	395
Derivative liabilities	(493)	(1,124)	–	(1,617)
Total financial investments, net of derivative liabilities	128,245	22,549	3,154	153,948
Investment contract liabilities without DPFnote (ii)	–	(748)	–	(748)
Net asset value attributable to unit holders of consolidated investment funds	(2,679)	–	–	(2,679)
Total financial instruments at fair value	125,566	21,801	3,154	150,521
Percentage of total (%)	83%	15%	2%	100%

	31 Dec 2023 $m
	Level 1	Level 2	Level 3
	Quoted prices	Valuation based	Valuation based
	(unadjusted)	on significant	on significant
	in active	observable	unobservable
	markets	market inputs	market inputs	Total
			note (iii)
Loans	–	430	–	430
Equity securities and holdings in collective investment schemes	56,327	5,562	2,864	64,753
Debt securities note (i)	64,004	19,020	40	83,064
Derivative assets	1,460	395	–	1,855
Derivative liabilities	(58)	(180)	–	(238)
Total financial investments, net of derivative liabilities	121,733	25,227	2,904	149,864
Investment contract liabilities without DPFnote (ii)	–	(769)	–	(769)
Net asset value attributable to unit holders of consolidated investment funds	(2,711)	–	–	(2,711)
Total financial instruments at fair value	119,022	24,458	2,904	146,384
Percentage of total (%)	81%	17%	2%	100%

Notes

(i)	Of the total level 2 debt securities of $17,620 million at 31 December 2024 (31 December 2023: $19,020 million), $12 million (31 December 2023: $10 million) are valued internally.
(ii)

For Investment contract liabilities without DPF, it is assumed that these investment contracts are not quoted in an active market and do not have readily available published prices and that their fair values are determined using valuation techniques. It is assumed that all significant inputs used in the valuation are observable and these investment contract liabilities are classified in level 2.

(iii)

At 31 December 2024, the Group held $3,154 million (31 December 2023: $2,904 million) of net financial instruments at fair value within level 3. This represents 2 per cent (31 December 2023: 2 per cent) of the total fair valued financial assets, net of financial liabilities and comprises the following:

–

Equity securities and holdings in collective investment schemes of $3,116 million (31 December 2023: $2,863 million) consisting primarily of property, infrastructure, private credit and private equity funds held by the participating funds, which are externally valued using the net asset value of the invested entities. Equity securities of $1 million (31 December 2023: $1 million ) are internally valued, representing less than 0.1 per cent of the total fair valued financial assets, net of financial liabilities. Internal valuations are inherently more subjective than external valuations; and

–	Other sundry individual financial instruments of a net asset of $37 million(31 December 2023: $40 million).
–	Of the net financial instruments of $3,154 million (31 December 2023: $2,904 million) referred to above:
–

A net asset of $3,088 million (31 December 2023: $2,866 million) is held by the Group’s participating and unit-linked funds and therefore shareholders’ profit and equity are not immediately impacted by movements in the valuation of these financial instruments; and

–

The remaining level 3 investments comprise a net asset of $66 million (31 December 2023: $38 million) and are primarily investments valued using external prices adjusted to reflect the specific known conditions relating to these holdings where applicable (eg distressed securities). If the value of all these level 3 financial instruments decreased by 10 per cent, the change in valuation would be $(7) million (31 December 2023: $(4) million), which would reduce shareholders’ equity by this amount before tax.

Schedule of reconciliation of movements in level 3 financial instruments measured at fair value

	2024 $m
		Equity
		securities
		and holdings
		in collective
		investment	Debt
	Loans	schemes	securities	Group total
Balance at 1 Jan	–	2,864	40	2,904
Total gain (loss) in income statement note	–	(84)	3	(81)
Total loss recorded in other comprehensive income	–	(31)	(1)	(32)
Purchases and other additions	–	462	2	464
Sales	–	(94)	(7)	(101)
Balance at 31 Dec	–	3,117	37	3,154

	2023 $m
		Equity
		securities
		and holdings
		in collective
		investment	Debt
	Loans	schemes	securities	Group total
Balance at 1 Jan	3	824	38	865
Total gains in income statement note	–	25	2	27
Total gains recorded in other comprehensive income	–	6	–	6
Purchases and other additions	–	524	–	524
Sales	(3)	(4)	–	(7)
Transfers into level 3	–	1,489	–	1,489
Balance at 31 Dec	–	2,864	40	2,904

Note

Of the total net (loss) gain in the income statement of $(81) million at 2024 (2023: $27 million), $(143) million (2023: $29 million) relates to net unrealised gain (loss) of financial instruments still held at the end of the year, which can be analysed as follows:

	2024 $m	2023 $m
Equity securities and holdings in collective investment schemes	(146)	27
Debt securities	3	2
Net unrealised (loss) gains of financial instruments still held at the end of the year	(143)	29

Schedule of net unrealised gains and losses in the income statement for financial instruments still held at the end of the year

	2024 $m	2023 $m
Equity securities and holdings in collective investment schemes	(146)	27
Debt securities	3	2
Net unrealised (loss) gains of financial instruments still held at the end of the year	(143)	29

Assets and liabilities at amortised cost for which fair value is disclosed
Financial instruments
Schedule of fair value of assets and liabilities

	31 Dec 2024 $m		31 Dec 2023 $m
	Carrying	Fair	Carrying	Fair
	value	value	value	value
		note (iii)		note(iii)
Financial assets
Loans note (i)	153	163	148	179
Financial liabilities

Core structural borrowings of shareholder-financed businesses note (ii)	(3,925)	(3,694)	(3,933)	(3,659)
Operational borrowings (excluding lease liabilities) note (i)	(540)	(540)	(707)	(707)
Obligations under funding, securities lending and sale and repurchase agreements note (i)	(272)	(272)	(716)	(716)
Net financial liabilities at amortised cost	(4,584)	(4,343)	(5,208)	(4,903)